Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 87.6%
California — 87.6%
$ 1,000,000 Abag Finance Authority for Nonprofit
Corps Odd fellows Home CA
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/23 ........... $ 1,112,770
175,000 Alameda County Joint Powers
Authority Refunding Revenue
Bonds,
5.00%, 12/01/20 ........... 177,814
635,000 Anaheim Housing & Public
Improvements Authority Pre-
refunding Revenue Bonds,
5.00%, 10/01/41(a) ......... 669,023
250,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.00%, 04/01/38(a) ......... 282,155
6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.00%, 04/01/43(a) ......... 6,771,720
24,695,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5.25%, 04/01/48(a) ......... 28,034,999
100,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%, 04/01/22 ........... 107,630
125,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%, 04/01/23 ........... 140,829
6,000,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
2.00%, 04/01/53(b) ......... 6,227,700
150,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/23(a) ......... 164,463
100,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/24(a) ......... 109,642
930,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/27(a) ......... 1,019,671
Principal
Amount Value
California (continued)
$ 500,000 California Educational Facilities
Authority Advance Refunding
Revenue Bonds,
5.00%, 01/01/27 ........... $ 616,570
1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds,
5.00%, 10/01/23 ........... 1,783,058
2,500,000 California Educational Facilities
Authority University and College
Improvements Revenue Bonds,
Series V-1,
5.00%, 05/01/49 ........... 4,307,850
275,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/15/22 ........... 303,848
1,000,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/01/23 ........... 1,146,080
100,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/15/25 ........... 123,148
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5.00%, 04/01/33 ........... 2,337,234
125,000 California Infrastructure & Economic
Development Bank University &
College Improvements Revenue
Bonds,
5.00%, 05/15/23 ........... 140,916
5,725,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%, 10/01/35 ........... 7,410,898
150,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%, 10/01/22 ........... 166,068
250,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%, 10/01/23 ........... 289,040
100,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%, 10/01/23 ........... 115,616

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 150,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5.00%, 10/01/26 ........... $ 193,190
100,000 California Municipal Finance
Authority Advance Refunding
Anaheim Water System Project
Revenue Bonds,{br}Series A,
5.00%, 10/01/24 ........... 120,081
100,000 California Municipal Finance
Authority Advance Refunding
Revenue Bonds,
5.00%, 08/15/23 ........... 114,839
405,000 California Municipal Finance
Authority Pre-refunding Revenue
Bonds,
6.35%, 12/01/31(a) ......... 413,169
415,000 California Municipal Finance
Authority Pre-refunding Revenue
Bonds,
6.80%, 12/01/36(a) ......... 423,935
160,000 California Municipal Finance
Authority Retirement Facilities
California Armenian Home
Project Revenue Bonds,
5.00%, 05/15/22 ........... 172,478
100,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds,
5.00%, 04/01/23 ........... 111,671
125,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds,
5.00%, 04/01/24 ........... 144,654
645,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds,
4.00%, 07/01/23 ........... 708,674
670,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds,
4.00%, 07/01/24 ........... 756,323
4,770,000 California State Current Refunding
GO,
5.00%, 08/01/27 ........... 5,738,358
250,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%, 11/01/23 ........... 288,888
Principal
Amount Value
California (continued)
$ 460,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%, 11/01/24 ........... $ 552,336
100,000 California State Public Works
Board Correctional Facilities
Improvements, Series A,
5.00%, 11/01/25 ........... 124,236
150,000 California State Public Works Board
Public Improvements Revenue
Bonds, Series G,
5.00%, 11/01/22 ........... 166,219
325,000 California State Public Works Board
Refunding Revenue Bonds, Series
F,
5.00%, 05/01/26 ........... 395,275
100,000 California State Public Works Board,
Advance Refunding Revenue
Bonds,
5.00%, 11/01/26 ........... 127,919
250,000 California State University & College
Improvements Current Refunding
Revenue Bonds, Series A,
5.00%, 11/01/23 ........... 289,592
1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5.00%, 11/01/24 ........... 2,150,015
1,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/24 ........... 1,106,460
250,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... 299,245
120,000 California State University Current
Refunding Revenue Bonds, Series
C,
5.00%, 11/01/21 ........... 127,279
150,000 California Statewide Communities
Development Authority,
5.00%, 08/15/23 ........... 171,276
150,000 California Statewide Communities
Development Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/25 ........... 184,092
745,000 California Statewide Communities
Development Authority Current
Refunding Revenue Bonds,
4.00%, 11/15/25 ........... 848,272

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 California Statewide Communities
Development Authority Nursing
Homes Retirement Facilities
Revenue Bonds,
5.00%, 07/01/28 ........... $ 130,203
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%, 05/01/34 ........... 5,991,300
885,000 Chabot-Las Positas Community
College District Refunding GO,
5.00%, 08/01/25 ........... 1,011,829
3,000,000 City & County of San Francisco CA
Current Refunding COP,
5.00%, 04/01/25 ........... 3,598,500
325,000 City & County of San Francisco CA
Public Improvements GO, Series
B,
5.00%, 06/15/22 ........... 354,838
100,000 City & County of San Francisco CA
Refunding COP,
5.00%, 04/01/21 ........... 102,940
150,000 City & County of San Francisco CA
Refunding COP,
5.00%, 04/01/23 ........... 167,846
2,500,000 City & County of San Francisco CA
Refunding Public Improvements
COP,
5.00%, 04/01/23 ........... 2,806,625
100,000 City of Los Angeles CA Wastewater
System Revenue Advance
Refunding Revenue Bonds,
Subseries A,
5.00%, 06/01/24 ........... 118,737
2,550,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5.00%, 06/01/25 ........... 2,896,825
1,800,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5.00%, 06/01/27 ........... 2,040,444
7,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... 9,705,000
3,645,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/23 ........... 4,106,931
Principal
Amount Value
California (continued)
$ 1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/24 ........... $ 1,755,555
200,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 234,074
100,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%, 05/15/25 ........... 121,094
275,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%, 11/01/23 ........... 318,065
150,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%, 11/01/24 ........... 180,180
200,000 City of Palo Alto CA Parking Facility
Improvement COP, Series A,
5.00%, 11/01/25 ........... 248,590
100,000 City of Roseville CA Water Utility
Revenue Advance Refunding
COP,
5.00%, 12/01/23 ........... 116,048
150,000 City of Sacramento CA Wastewater
Revenue Sewer Improvement
Revenue Bonds,
5.00%, 09/01/25 ........... 186,826
165,000 City of Sacramento CA Wastewater
Revenue Sewer Improvement
Revenue Bonds,
5.00%, 09/01/26 ........... 211,835
100,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Advance Refunding
Green Bond, Series D,
5.00%, 11/01/26 ........... 128,772
1,900,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Advance Refunding
Revenue Bonds,
5.00%, 11/01/28 ........... 2,312,832
200,000 City of Santa Rosa CA Wastewater
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 09/01/20 ........... 200,742
450,000 City of Santa Rosa CA Wastewater
Revenue Current Refunding
Revenue Bonds, Series A,
5.00%, 09/01/22 ........... 495,855

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 550,000 Contra Costa Community College
District University & College
Improvements GO, Series B2,
5.00%, 08/01/27 ........... $ 725,609
330,000 Contra Costa Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
4.00%, 03/01/23 ........... 360,947
275,000 Contra Costa Water District
Refunding Revenue Bonds, Series
T,
5.00%, 10/01/25 ........... 329,970
425,000 County of Marin CA Advance
Refunding Public Improvements,
5.00%, 11/01/26 ........... 528,003
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5.00%, 07/01/23 ........... 251,541
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5.00%, 07/01/26 ........... 273,946
100,000 County of San Diego CA Refunding
COP, Series A,
5.00%, 10/15/25 ........... 119,881
100,000 Cucamonga Valley Water District
Financing Authority Current
Refunding Revenue Bonds,
5.00%, 09/01/24 ........... 119,712
1,445,000 Desert Community College District
Refunding GO,
5.00%, 08/01/26 ........... 1,849,282
200,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%, 06/01/22 ........... 217,980
300,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%, 06/01/23 ........... 341,994
225,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/24 ........... 267,538
Principal
Amount Value
California (continued)
$ 150,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/25 ........... $ 185,046
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/36 ........... 2,058,420
1,000,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/37 ........... 1,365,310
805,000 Garden Grove Unified School District
School Improvements GO, Series
C,
5.00%, 08/01/30(a) ......... 913,208
275,000 Gilroy School Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
4.00%, 08/01/42(a) ......... 305,979
200,000 Los Angeles Community College
District/CA Refunding GO,
Series A,
5.00%, 08/01/25 ........... 238,328
1,100,000 Los Angeles Community College
District/CA Refunding GO,
Series A,
5.00%, 08/01/29 ........... 1,300,200
1,000,000 Los Angeles Community College
District/CA University & College
Improvements GO, Series
2008-F,
5.00%, 08/01/24 ........... 1,146,230
850,000 Los Angeles County Metropolitan
Transportation Authority  Transit
Improvements Revenue Bonds,
Senior Series B,
5.00%, 07/01/25 ........... 969,791
3,000,000 Los Angeles County Metropolitan
Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 07/01/23 ........... 3,432,240
100,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/23 ........... 114,408

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 125,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24 ........... $ 148,964
120,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/25 ........... 142,538
250,000 Los Angeles County Metropolitan
Transportation Authority Green
Bond, Series A,
5.00%, 07/01/22 ........... 273,603
800,000 Los Angeles County Metropolitan
Transportation Authority Green
Bond, Series A,
5.00%, 07/01/23 ........... 915,264
125,000 Los Angeles County Metropolitan
Transportation Authority
Refunding Revenue Bonds,
5.00%, 07/01/21 ........... 130,619
275,000 Los Angeles County Metropolitan
Transportation Authority,
Refunding Revenue Bonds,
5.00%, 07/01/24 ........... 327,720
1,125,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/39 ........... 1,521,698
250,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 285,310
2,065,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 2,306,873
150,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/22 ........... 159,834
450,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/23 ........... 501,120
Principal
Amount Value
California (continued)
$ 600,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/24 ........... $ 696,726
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/24 ........... 5,945,600
330,000 Los Angeles Department of Water &
Power Power System Revenue
Electric Light & Power
Improvements, Series D,
5.00%, 07/01/21 ........... 344,834
1,425,000 Los Angeles Department of Water &
Power Power System Revenue
Electric Light & Power
Improvements, Series D,
5.00%, 07/01/22 ........... 1,559,534
100,000 Los Angeles Department of Water &
Power Power System Revenue
Electricity Light & Power
Improvements Revenue Bonds,
Series C,
5.00%, 07/01/22 ........... 109,441
195,000 Los Angeles Department of Water &
Power Power System Revenue
Unrefunded Revenue Bonds,
Series A,
5.00%, 07/01/22 ........... 203,765
200,000 Los Angeles Department of Water
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 259,722
200,000 Los Angeles Department of Water
Water Utility Improvements
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/28 ........... 271,628
1,800,000 Los Rios Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,964,736
175,000 Marin Community College District
Advance Refunding GO,
5.00%, 08/01/23 ........... 200,988
275,000 Mount San Antonio Community
College District University &
College Improvements GO, Series
2018-A,
5.00%, 08/01/27 ........... 362,805

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%, 08/01/28 ........... $ 1,339,866
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%, 11/01/24 ........... 2,341,480
325,000 Nevada County Finance Authority
Revenue Bonds,
4.00%, 10/01/22 ........... 350,597
450,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/22 ........... 484,650
125,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24 ........... 148,694
210,000 Northern California Transmission
Agency California-Oregon Project
Advance Refunding Revenue
Bonds,
5.00%, 05/01/26 ........... 260,614
2,545,000 Novato Sanitary District Repayment
Of Bank Loan Revenue Bonds,
5.00%, 02/01/29 ........... 3,506,374
160,000 Ohlone Community College District
Advance Refunding GO,
5.00%, 08/01/24 ........... 191,299
100,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds,
5.00%, 02/01/26 ........... 126,014
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/01/34 ........... 3,538,140
150,000 Orange County Sanitation District
Current Refunding Revenue
Bonds, Series A,
5.00%, 02/01/27 ........... 194,971
100,000 Orange County Water District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 129,834
475,000 Orange County Water District
Repayment Of Bank Loan
Revenue Bonds, Series C,
5.00%, 08/15/25 ........... 590,458
Principal
Amount Value
California (continued)
$ 100,000 Palomar Community College
District University & College
Improvements GO, Series
2006-D,
5.00%, 08/01/22 ........... $ 109,810
200,000 Placer County Water Agency Current
Refunding COP,
5.00%, 07/01/22 ........... 218,396
150,000 Regents of the University of California
Medical Center Pooled Revenue
Advance Refunding Revenue
Bonds, Series L,
5.00%, 05/15/23 ........... 169,278
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/24 ........... 1,341,963
1,320,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.00%, 05/15/24(a) ......... 1,491,653
6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.25%, 05/15/27(a) ......... 6,992,304
1,100,000 Rio Hondo Community College
District/CA Current Refunding
GO, Series B,
5.00%, 08/01/24 ........... 1,315,182
675,000 Rio Hondo Community College
District/CA Current Refunding
GO, Series B,
5.00%, 08/01/25 ........... 836,845
870,000 Riverside County Transportation
Commission Pre-refunding
Refunding Notes Highway
Improvements, Series A,
5.25%, 06/01/24(a) ......... 995,028
200,000 Sacramento County Sanitation
Districts Financing Authority
Current Refunding Revenue
Bonds,
5.00%, 08/01/25 ........... 248,968
3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Series A,
5.00%, 08/15/49(b) ......... 3,361,290

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,250,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... $ 6,252,907
275,000 Saddleback Valley Unified School
District Refunding GO,
5.00%, 08/01/24 ........... 315,213
5,000,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 5,155,850
1,000,000 San Diego Community College
District Advance Refunding GO,
5.00%, 08/01/28 ........... 1,269,570
1,030,000 San Diego Community College
District Pre-refunded University
& College Improvements GO,
5.00%, 08/01/24(a) ......... 1,079,904
100,000 San Diego County Regional
Transportation Commission Sales
& Use Tax Refunding Revenue
Bonds, Series A,
5.00%, 04/01/25 ........... 117,631
7,800,000 San Diego County Water Authority
Advance Refunding Revenue
Bonds, Series A,
1.33%, 05/01/28 ........... 7,832,448
120,000 San Diego County Water Authority
Financing Corp. Advance
Refunding Revenue Bonds,
5.00%, 05/01/22 ........... 130,318
150,000 San Diego County Water Authority
Financing Corp. Advance
Refunding Revenue Bonds,
5.00%, 05/01/23 ........... 170,382
300,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/25 ........... 371,088
1,115,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/28 ........... 1,406,539
300,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
5.00%, 08/01/23 ........... 343,965
1,000,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Subseries A,
5.00%, 08/01/31(a) ......... 1,094,310
Principal
Amount Value
California (continued)
$ 175,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/22 ........... $ 192,126
100,000 San Diego Regional Building
Authority County Operation
Centre Current Advance Revenue
Bonds, Series A,
5.00%, 10/15/23 ........... 114,142
1,460,000 San Francisco Bay Area Rapid Transit
District Sales Tax Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 1,768,148
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO,
5.00%, 08/01/24 ........... 1,794,090
500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/23 ........... 561,470
3,810,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/26 ........... 4,716,170
2,400,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds,
5.00%, 05/01/24 ........... 2,796,144
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... 3,913,260
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/21 ........... 3,087,960
1,095,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series D,
5.00%, 05/01/26 ........... 1,130,423

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Revenue
Bonds, Series E,
5.00%, 05/01/40 ........... $ 1,268,622
8,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Green Bond, Series C,
2.13%, 10/01/48(b) ......... 8,288,960
200,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/23 ........... 225,258
175,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/26 ........... 216,832
100,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/27 ........... 129,932
1,290,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/28 ........... 1,435,899
1,165,000 San Joaquin County Transportation
Authority Refunding Revenue
Bonds, Series A,
5.50%, 03/01/41(a) ......... 1,200,940
830,000 San Jose Evergreen Community
College District Advance
Refunding GO,
5.00%, 09/01/24 ........... 995,485
785,000 San Mateo County Community
College District Refunding GO,
5.00%, 09/01/24 ........... 864,991
100,000 San Mateo Joint Powers Financing
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/24 ........... 118,223
100,000 San Mateo Joint Powers Financing
Authority Public Improvements
Capital Project Revenue Bonds,
Series A,
5.00%, 07/15/25 ........... 122,511
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%, 09/01/27(a) ......... 1,195,160
275,000 San Mateo Union High School District
Refunding GO, Series C,
5.00%, 09/01/24 ........... 329,953
Principal
Amount Value
California (continued)
$ 125,000 San Rafael Joint Powers Financing
Authority Green Bonds Public
Facilities,
5.00%, 06/01/23 ........... $ 141,546
1,000,000 San Ramon Valley Unified
School District/CA School
Improvements GO,
5.00%, 08/01/24 ........... 1,195,620
750,000 San Ramon Valley Unified
School District/CA School
Improvements GO,
5.00%, 08/01/25 ........... 929,827
100,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%, 04/01/22 ........... 108,169
125,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%, 04/01/26 ........... 157,624
300,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%, 04/01/27 ........... 389,388
250,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/22 ........... 273,500
350,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/23 ........... 400,536
100,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/25 ........... 118,782
245,000 Santa Clara Unified School District
School Improvements GO,
5.00%, 07/01/27 ........... 311,437
175,000 Santa Clara Valley Water District
Current Refunding COP, Series
A,
5.00%, 02/01/23 ........... 196,156
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%, 08/01/24 ........... 1,765,194
100,000 Santa Clarita Community College
District University & College
Improvements GO,
5.00%, 08/01/26 ........... 127,978
150,000 Santa Monica Public Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 07/01/25 ........... 185,013

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 100,000 Southern California Public Power
Authority Advance Refunding
Revenue Bonds, Series C,
5.00%, 07/01/25 ........... $ 120,107
225,000 Southern California Public Power
Authority Electricity Light &
Power Improvements Mead-
Pheonix Project Revenue Bonds,
5.00%, 07/01/26 ........... 278,676
100,000 State of California   (Other Revenue
LOC) Advance Refunding GO,
5.00%, 09/01/22 ........... 110,146
125,000 State of California Advance Refunding
GO,
5.00%, 11/01/23 ........... 144,708
325,000 State of California Advance Refunding
GO,
5.00%, 09/01/25 ........... 403,302
1,155,000 State of California Advance Refunding
GO,
5.00%, 08/01/26 ........... 1,473,422
200,000 State of California Advance Refunding
GO,
5.00%, 09/01/26 ........... 255,800
1,345,000 State of California Advance Refunding
GO, Series B,
5.00%, 09/01/23 ........... 1,546,521
3,310,000 State of California Current Refunding
GO,
5.00%, 08/01/24 ........... 3,948,731
2,000,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 2,488,620
2,355,000 State of California Current Refunding
GO,
5.00%, 08/01/26 ........... 3,004,250
3,000,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 3,905,310
125,000 State of California Current Refunding
GO,
5.00%, 02/01/22 ........... 134,186
1,000,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 1,197,590
6,065,000 State of California Current Refunding
GO,
5.00%, 10/01/26 ........... 7,232,755
5,000,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds,
1.79%, 12/01/35 ........... 5,003,050
Principal
Amount Value
California (continued)
$ 200,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%, 12/01/21 ........... $ 213,112
1,000,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5.00%, 12/01/25 ........... 1,255,240
150,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%, 12/01/22 ........... 167,078
100,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%, 12/01/24 ........... 121,057
1,300,000 State of California Department of
Water Resources Power Supply
Revenue Advance Refunding
Revenue Bonds, Series O,
5.00%, 05/01/22 ........... 1,411,774
100,000 State of California Department of
Water Resources Power Supply
Revenue Refunding Revenue
Bonds, Series N,
5.00%, 05/01/21 ........... 103,670
80,000 State of California Department of
Water Resources Pre-refunded
Water Utility Improvements
Refunding Revenue Bonds, Series
AQ,
4.00%, 12/01/30(a) ......... 88,679
300,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AS,
5.00%, 12/01/25 ........... 362,736
125,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AV,
5.00%, 12/01/27 ........... 158,749
1,000,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/25 ........... 1,244,310
5,000,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/26 ........... 6,411,500
1,500,000 State of California Refunding GO,
5.00%, 04/01/24 ........... 1,766,265

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
California (continued)
$ 550,000 Turlock Irrigation District Revenue
Bonds,
5.00%, 01/01/25 ........... $ 666,495
3,000,000 University of California   (College
and University Revenue LOC)
Refunding Revenue Bonds, Series
AJ,
4.60%, 05/15/31 ........... 3,687,150
13,915,000 University of California   (College
and University Revenue LOC)
Refunding Revenue Bonds, Series
AK,
5.00%, 05/15/48(b) ......... 15,728,264
1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%, 05/15/24 ........... 2,316,401
995,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/24(a) ......... 1,125,872
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/26(a) ......... 1,437,043
3,235,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/30(a) ......... 3,660,500
1,000,000 University of California Current
Revenue Bonds, Series I,
5.00%, 05/15/23 ........... 1,134,790
1,575,000 University of California Pre-refunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5.00%, 05/15/30(a) ......... 1,709,883
200,000 University of California University &
College Improvements Refunding
Revenue Bonds, Series BB,
5.00%, 05/15/25 ........... 246,554
100,000 University of California University &
College Improvements Revenue
Bonds, Series AM,
5.00%, 05/15/26 ........... 118,111
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5.00%, 05/15/33 ........... 3,448,200
7,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... 7,656,225
Principal
Amount Value
California (continued)
$ 130,000 University of California Unrefunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5.00%, 05/15/23 ........... $ 141,255
550,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 08/01/40 ........... 706,002
1,000,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
4.00%, 08/01/45 ........... 1,128,460
125,000 Ventura County Community College
District Advance Refunding GO,
5.00%, 08/01/24 ........... 149,453
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.32%, 11/01/25 ........... 1,686,125
2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.54%, 11/01/26 ........... 2,348,474
2,000,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.74%, 11/01/27 ........... 2,039,480
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
1.96%, 11/01/28 ........... 4,095,531
425,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5.00%, 11/01/24 ........... 510,910
460,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5.00%, 11/01/26 ........... 590,056
100,000 Walnut Energy Center Authority
Current Refunding Revenue
Bonds,
5.00%, 01/01/23 ........... 111,817
250,000 West Valley-Mission Community
College District Current
Refunding GO, Series A,
5.00%, 08/01/27 ........... 330,025

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/36 ........... $ 1,517,868
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/37 ........... 1,371,740
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/38 ........... 1,367,430
1,300,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/39 ........... 1,772,472
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/40 ........... 1,495,483
100,000 William S Hart Union High School
District Advance Refunding GO,
5.00%, 08/01/24 ........... 119,562
125,000 Yosemite Community College District
Current Refunding GO,
5.00%, 08/01/25 ........... 154,971
Total Municipal Bonds
(Cost $347,115,958)
362,593,837
CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 2,268,379
Total Corporate Bonds
(Cost $2,000,000)
2,268,379
U.S. GOVERNMENT SECURITIES — 8.0%
U.S. Treasury Notes — 8.0%
30,770,000 2.00%, 02/15/25 ............... 33,273,669
Total U.S. Government Securities
(Cost $31,299,731)
33,273,669
Shares Value
INVESTMENT COMPANY — 3.1%
12,667,690 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(c) ... $ 12,667,690
Total Investment Company
(Cost $12,667,690)
12,667,690
TOTAL INVESTMENTS — 99.3%
(Cost $393,083,379)
$ 410,803,575
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.7%
2,927,739
NET ASSETS — 100.0%
$ 413,731,314
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.
(c) The rate shown represents the current yield as of July 31, 2020.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State/Sector (Unaudited)
State/Sector
Percentage
of Net Assets
California ................................... 87.6%
Others* ..................................... 12.4
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.